Share Capital Authorized - Summary of Issues and Outstanding (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Balance, January 1	$ 375,524
Exercise of stock options	1,818	$ 1,783
Ending balance	589,827	375,524
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Balance, January 1	$ 375,524	$ 375,524
Balance, January 1 (Shares)	89,678,845	89,678,845
Issued on Acquisition (Note 7)	$ 213,942	$ 0
Issued on Acquisition (Note 7) (Shares)	34,013,055	0
Exercise of stock options	$ 361	$ 0
Exercise of stock options (Shares)	47,120	0
Ending balance	$ 589,827	$ 375,524
Ending balance (Shares)	123,739,020	89,678,845